EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2020
EARNINGS PER SHARE
EARNINGS PER SHARE

10.     EARNINGS PER SHARE

Basic and diluted earnings (loss) per share is calculated based on the following:

	Years ended
	December 31
	2020	2019
Net income (loss)	$23,719	$(7,667)
Basic weighted average number of shares	126,730,500	108,363,047
Basic earnings (loss) per share	$0.19	$(0.07)

Effect of dilutive securities
Warrants	7,431,541	—
Stock options	1,752,315	—
RSUs	61,183	—
Diluted weighted average number of common shares	135,975,539	108,363,047
Diluted earnings (loss) per share	$0.17	$(0.07)

The following table lists the number of warrants, stock options and RSUs which were excluded from the computation of diluted earnings per share because the exercise prices plus the unamortized share-based compensation per share exceeded the average market value of the common shares during the year ended December 31, 2020, or the Company was in a net loss position during the year ended December 31, 2019.

	Years ended
	December 31
	2020	2019
Warrants	—	18,250,000
Stock options	58,033	3,834,119
RSUs	—	97,027